Condensed Consolidated Statements of Stockholders’ Equity (Unaudited) - USD ($) $ in Thousands	Common Shares NV5 Global, Inc	Common Shares Successor	Common Shares Predecessor	Preferred Stock Series A Preferred Stock Shares Successor	Additional Paid-In Capital NV5 Global, Inc	Additional Paid-In Capital Successor	Additional Paid-In Capital Predecessor	Additional Paid-In Capital	Retained Earnings NV5 Global, Inc	Retained Earnings Successor	Retained Earnings Predecessor	Accumulated Other Comprehensive Income (Loss) NV5 Global, Inc	Accumulated Other Comprehensive Income (Loss) Successor	Accumulated Other Comprehensive Income (Loss) Predecessor	Treasury Stock Predecessor	NV5 Global, Inc	Successor	Predecessor	Total
Balance at Dec. 31, 2021	$ 617		$ 50		$ 451,291		$ 508,525		$ 172,812		$ 3,693			$ 13,188	$ (276)	$ 624,720		$ 525,180
Balance (in Shares) at Dec. 31, 2021	61,656,020		5,027,825
Net income (loss)									49,973		20,043					49,973		20,043	$ 20,043
Exercise of stock options							66											66
Exercise of stock options (in Shares)			659
Share-based compensation expense					18,195		2,561									18,195		2,561
Restricted stock issuance, net	$ 4				(4)
Restricted stock issuance, net (in Shares)	387,104
Stock issuance for acquisitions					1,352											1,352
Stock issuance for acquisitions (in Shares)	50,076
Capital contributions from stockholder							200											200
Capital contributions from stockholder (in Shares)			1,331
Treasury stock repurchased															(753)			(753)
Treasury stock repurchased (in Shares)			(5,013)
Other comprehensive income (loss)														(25,168)				(25,168)	(25,168)
Balance at Dec. 31, 2022	$ 621		$ 50		470,834		511,352		222,785		23,736			(11,980)	(1,029)	694,240		522,129
Balance (in Shares) at Dec. 31, 2022	62,093,200		5,024,802
Net income (loss)																43,724
Balance at Dec. 30, 2023																774,906
Balance at Dec. 31, 2022	$ 621		$ 50		470,834		511,352		222,785		23,736			(11,980)	(1,029)	694,240		522,129
Balance (in Shares) at Dec. 31, 2022	62,093,200		5,024,802
Net income (loss)									43,724		(6,289)					43,724		(6,289)	(6,289)
Dividend							(150,000)											(150,000)
Share-based compensation expense					20,193		4,975									20,193		4,975
Restricted stock issuance, net	$ 10				(10)
Restricted stock issuance, net (in Shares)	977,328
Stock issuance for acquisitions	$ 5				14,846											14,851
Stock issuance for acquisitions (in Shares)	501,988
Purchases of common stock tendered by employees to satisfy the required withholding taxes related to stock-based compensation					(81)											(81)
Purchases of common stock tendered by employees to satisfy the required withholding taxes related to stock-based compensation (in Shares)	(2,920)
Reclassification of liability-classified awards to equity-classified awards					1,697											1,697
Payment of contingent consideration with common stock					300											300
Payment of contingent consideration with common stock (in Shares)	11,424
Other comprehensive income (loss)												(18)		11,184		(18)		11,184	11,184
Balance at Dec. 31, 2023	$ 636		$ 50		507,779		366,327		266,509		17,447	(18)		(796)	(1,029)	774,906		381,999	381,999
Balance (in Shares) at Dec. 31, 2023	63,581,020		5,024,802
Net income (loss)											(1,271)							(1,271)
Share-based compensation expense							897											897
Other comprehensive income (loss)														(9,578)				(9,578)
Balance at Mar. 31, 2024	$ 638		$ 50		515,355		367,224		266,586		16,176	(519)		(10,374)	(1,029)	782,060		372,047
Balance (in Shares) at Mar. 31, 2024	63,815,632		5,024,802
Balance at Dec. 31, 2023	$ 636		$ 50		507,779		366,327		266,509		17,447	(18)		(796)	(1,029)	774,906		381,999	381,999
Balance (in Shares) at Dec. 31, 2023	63,581,020		5,024,802
Net income (loss)																		(6,721)	(6,721)
Other comprehensive income (loss)																			(12,838)
Balance at Jun. 30, 2024			$ 50				384,023				10,726			(13,634)	(1,029)			380,136
Balance (in Shares) at Jun. 30, 2024			5,024,802
Balance at Dec. 31, 2023	$ 636		$ 50		507,779		366,327		266,509		17,447	(18)		(796)	(1,029)	774,906		381,999	381,999
Balance (in Shares) at Dec. 31, 2023	63,581,020		5,024,802
Net income (loss)									5,471							5,471
Share-based compensation expense					12,179											12,179
Restricted stock issuance, net	$ 14				(14)
Restricted stock issuance, net (in Shares)	1,351,576
Stock issuance for acquisitions	$ 2				3,956											3,958
Stock issuance for acquisitions (in Shares)	165,712
Reclassification of liability-classified awards to equity-classified awards					2,429											2,429
Payment of contingent consideration with common stock					600											600
Payment of contingent consideration with common stock (in Shares)	24,096
Other comprehensive income (loss)												(677)				(677)
Balance at Jun. 29, 2024	$ 652				526,929				271,980			(695)				798,866
Balance (in Shares) at Jun. 29, 2024	65,122,404
Balance at Dec. 31, 2023	$ 636		$ 50		507,779		366,327		266,509		17,447	(18)		(796)	(1,029)	774,906		381,999	381,999
Balance (in Shares) at Dec. 31, 2023	63,581,020		5,024,802
Net income (loss)											(15,703)							(15,703)	(15,703)
Share-based compensation expense							17,858											17,858
Other comprehensive income (loss)														(18,004)				(18,004)	(18,004)
Balance at Jul. 29, 2024			$ 50				384,185				1,744			(18,800)	(1,029)			366,150
Balance (in Shares) at Jul. 29, 2024			5,024,802
Balance at Dec. 31, 2023	$ 636		$ 50		507,779		366,327		266,509		17,447	(18)		(796)	(1,029)	774,906		381,999	381,999
Balance (in Shares) at Dec. 31, 2023	63,581,020		5,024,802
Other comprehensive income (loss)																(675)
Balance at Dec. 31, 2024	$ 651	$ 12			538,568	$ 1,293,638			294,488	$ (106,989)		(693)	$ (35,489)			833,014	$ 1,151,172		1,151,172
Balance (in Shares) at Dec. 31, 2024	65,115,824	121,476,215		1,000,000
Balance at Dec. 31, 2023	$ 636		$ 50		507,779		366,327		266,509		17,447	(18)		(796)	(1,029)	774,906		381,999	381,999
Balance (in Shares) at Dec. 31, 2023	63,581,020		5,024,802
Net income (loss)									27,979							27,979
Share-based compensation expense					23,287											23,287
Restricted stock issuance, net	$ 13				(13)
Restricted stock issuance, net (in Shares)	1,320,821
Stock issuance for acquisitions	$ 2				4,486											4,488
Stock issuance for acquisitions (in Shares)	189,887
Reclassification of liability-classified awards to equity-classified awards					2,429											2,429
Payment of contingent consideration with common stock					600											600
Payment of contingent consideration with common stock (in Shares)	24,096
Other comprehensive income (loss)												(675)				(675)
Balance at Dec. 28, 2024	$ 651				538,568				294,488			(693)				833,014
Balance (in Shares) at Dec. 28, 2024	65,115,824
Balance at Mar. 31, 2024	$ 638		$ 50		515,355		367,224		266,586		16,176	(519)		(10,374)	(1,029)	782,060		372,047
Balance (in Shares) at Mar. 31, 2024	63,815,632		5,024,802
Net income (loss)											(5,450)							(5,450)	(5,450)
Share-based compensation expense							16,799											16,799
Other comprehensive income (loss)														(3,260)				(3,260)	(3,260)
Balance at Jun. 30, 2024			$ 50				384,023				10,726			(13,634)	(1,029)			380,136
Balance (in Shares) at Jun. 30, 2024			5,024,802
Balance at Mar. 31, 2024	$ 638		$ 50		515,355		$ 367,224		266,586		$ 16,176	(519)		$ (10,374)	$ (1,029)	782,060		$ 372,047
Balance (in Shares) at Mar. 31, 2024	63,815,632		5,024,802
Net income (loss)									5,394							5,394
Share-based compensation expense					6,460											6,460
Restricted stock issuance, net	$ 13				(13)
Restricted stock issuance, net (in Shares)	1,191,568
Stock issuance for acquisitions	$ 1				2,098											2,099
Stock issuance for acquisitions (in Shares)	91,108
Reclassification of liability-classified awards to equity-classified awards					2,429											2,429
Payment of contingent consideration with common stock					600											600
Payment of contingent consideration with common stock (in Shares)	24,096
Other comprehensive income (loss)												(176)				(176)
Balance at Jun. 29, 2024	$ 652				526,929				271,980			(695)				798,866
Balance (in Shares) at Jun. 29, 2024	65,122,404
Balance at Jul. 31, 2024						557,427				(1,537)							555,890
Balance (in Shares) at Jul. 31, 2024		53,975,000		1,000,000
Net income (loss)										(105,452)							(105,452)		(105,452)
Share-based compensation expense						64,626											64,626
Settlement of derivative liability						967											967
Equity consideration issued in conjunction with Acuren Acquisition						4,000											4,000
Equity consideration issued in conjunction with Acuren Acquisition (in Shares)		400,000
Issuance of common shares and exercise of warrants, net of issuance costs						666,630											666,630
Issuance of common shares and exercise of warrants, net of issuance costs (in Shares)		67,037,515
Issuance of common shares to employees
Issuance of common shares to employees (in Shares)		63,700
Impact of Domestication		$ 12				(12)
Other comprehensive income (loss)													(35,489)				(35,489)		(35,489)
Balance at Dec. 31, 2024	$ 651	$ 12			538,568	1,293,638			294,488	(106,989)		(693)	(35,489)			833,014	1,151,172		1,151,172
Balance (in Shares) at Dec. 31, 2024	65,115,824	121,476,215		1,000,000
Net income (loss)										(25,793)							(25,793)
Share-based compensation expense						1,107											1,107
Other comprehensive income (loss)													2,561				2,561
Balance at Mar. 31, 2025	$ 657	$ 12			547,730	1,294,745			294,916	(132,782)		(323)	(32,928)			842,980	1,129,047
Balance (in Shares) at Mar. 31, 2025	65,646,834	121,476,215		1,000,000
Balance at Dec. 31, 2024	$ 651	$ 12			538,568	1,293,638			294,488	(106,989)		(693)	(35,489)			833,014	1,151,172		1,151,172
Balance (in Shares) at Dec. 31, 2024	65,115,824	121,476,215		1,000,000
Net income (loss)									12,116							12,116
Share-based compensation expense					12,065											12,065
Restricted stock issuance, net	$ 18				(18)
Restricted stock issuance, net (in Shares)	1,760,976
Stock issuance for acquisitions	$ 2				4,011											4,013
Stock issuance for acquisitions (in Shares)	210,222
Purchases of common stock tendered by employees to satisfy the required withholding taxes related to stock-based compensation					(615)											(615)
Purchases of common stock tendered by employees to satisfy the required withholding taxes related to stock-based compensation (in Shares)	(35,394)
Reclassification of liability-classified awards to equity-classified awards					2,826											2,826
Other comprehensive income (loss)												1,191				1,191
Balance at Jun. 28, 2025	$ 671				556,837				306,604			498				864,610
Balance (in Shares) at Jun. 28, 2025	67,051,628
Balance at Dec. 31, 2024	$ 651	$ 12			538,568	1,293,638			294,488	(106,989)		(693)	(35,489)			833,014	1,151,172		1,151,172
Balance (in Shares) at Dec. 31, 2024	65,115,824	121,476,215		1,000,000
Net income (loss)																			(26,026)
Share-based compensation expense								$ 3,000
Other comprehensive income (loss)																			50,937
Balance at Jun. 30, 2025		$ 12				1,296,618				(133,015)			15,448				1,179,063		1,179,063
Balance (in Shares) at Jun. 30, 2025		121,476,215		1,000,000
Balance at Mar. 31, 2025	$ 657	$ 12			547,730	1,294,745			294,916	(132,782)		(323)	(32,928)			842,980	1,129,047
Balance (in Shares) at Mar. 31, 2025	65,646,834	121,476,215		1,000,000
Net income (loss)									11,688							11,688
Share-based compensation expense					6,295											6,295
Restricted stock issuance, net	$ 14				(14)
Restricted stock issuance, net (in Shares)	1,404,794
Reclassification of liability-classified awards to equity-classified awards					2,826											2,826
Other comprehensive income (loss)												821				821
Balance at Jun. 28, 2025	$ 671				556,837				306,604			498				864,610
Balance (in Shares) at Jun. 28, 2025	67,051,628
Balance at Mar. 31, 2025	$ 657	$ 12			$ 547,730	1,294,745			$ 294,916	(132,782)		$ (323)	(32,928)			$ 842,980	1,129,047
Balance (in Shares) at Mar. 31, 2025	65,646,834	121,476,215		1,000,000
Net income (loss)										(233)							(233)		(233)
Share-based compensation expense						1,873		$ 1,900									1,873
Other comprehensive income (loss)													48,376				48,376		48,376
Balance at Jun. 30, 2025		$ 12				$ 1,296,618				$ (133,015)			$ 15,448				$ 1,179,063		$ 1,179,063
Balance (in Shares) at Jun. 30, 2025		121,476,215		1,000,000